Document And Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information Line Items
Entity Central Index Key	0002070954
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42989
Entity Registrant Name	SMJ International Holdings Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	31 Jurong Port Road
Entity Address, Address Line Two	#02-20 Jurong Logistics Hub
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	619115
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	SMJF
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of SMJ International Holdings Inc. and its subsidiaries (collectively, the “Company”) as of March 31, 2026, and 2025, and the related consolidated statements of operations and comprehensive income, consolidated statements of changes in shareholders’ equity, and consolidated statements of cash flows for each of the three years in the period ended March 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026, and 2025, and the results of its operations and its cash flows for each of the three years in the period ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Assentsure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	31 Jurong Port Road
Entity Address, Address Line Two	#02-20 Jurong Logistics Hub
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	619115
Contact Personnel Name	Rena Ho
City Area Code	+65
Local Phone Number	6261-1212
Contact Personnel Email Address	renaho@smjf.com.sg
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	14,937,500
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	12,767,500